CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Net sales		$ 5,037,327	$ 5,369,022	$ 5,363,046
Cost of goods sold		4,331,273	4,609,161	4,526,551
Gross profit		706,054	759,861	836,495
Operating expenses:
Warehousing, marketing and administrative expenses		661,386	626,117	671,972
Impairments of goodwill and intangible assets		285,166		129,338
Loss on disposition of business				1,461
Operating (loss) income		(240,498)	133,744	33,724
Interest expense		26,696	24,143	20,580
Interest income		(1,078)	(1,272)	(996)
Pension expense		2,894	16,218	3,941
Interest and other expense, net		28,512	39,089	23,525
(Loss) income before income taxes		(269,010)	94,655	10,199
Income tax (benefit) expense		(2,029)	30,803	54,541
Net (loss) income	[1]	$ (266,981)	$ 63,852	$ (44,342)
Net (loss) income per share - basic:
Net (loss) income per share - basic		$ (7.27)	$ 1.75	$ (1.18)
Average number of common shares outstanding - basic		36,729	36,580	37,457
Net (loss) income per share - diluted:
Net (loss) income per share - diluted	[2]	$ (7.27)	$ 1.73	$ (1.18)
Average number of common shares outstanding - diluted		36,729	36,918	37,457
Dividends declared per share		$ 0.56	$ 0.56	$ 0.56

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.
[2]	As a result of the net loss in the years ended December 31, 2017 and 2015, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share, consistent with GAAP.